SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 20 -	SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

	Warranty provision	Inventory Reserve	Allowance for Doubtful Accounts

Balance, as of January 1, 2009	$699	$2,036	$154

Additions	71	273	2,394
Write-offs, net of recoveries	(369)	-	(188)

Balance, as of December 31, 2009	401	2,309	2,360

Additions	-	3,500	291
Write-offs, net of recoveries	(60)	(1,093)	(232)

Balance, as of December 31, 2010	341	4,716	2,419

Additions	-	2,717	31
Write-offs, net of recoveries	(53)	(844)	(2,260)

Balance, as of December 31, 2011	$288	$6,589	$190